Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Deposit Liabilities [Line Items]
2012	$ 61,841
2013	20,300
2014	2,246
2015	4,085
2016	3,848
Time Deposits, Total	$ 92,320